Revenue, Other Income and Other Gain - Schedule of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 101,215	$ 80,457	$ 130,914
Dividend income	8,616	8,681	9,935
Total net fair value changes on financial assets at fair value through profit or loss	44,005	26,389	(40,899)
Other gains and losses from investments and derivatives realized and unrealized operating	52,621	35,070	92,670
Total revenue	101,215	80,457	130,914
Listed Equity Shares [Member]
Schedule of Analysis of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss	44,005	26,389	(40,927)
UnListed Equity Shares [Member]
Schedule of Analysis of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss			28
Digital Solutions And Other Services [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,889	3,396	13,469
Total revenue	2,889	3,396	13,469
Media And Entertainment [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	17,740	18,859	14,474
Total revenue	17,740	18,859	14,474
Strategic investments [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from other sources, Strategic investments	8,616	8,681	133,569
Insurance Brokerage Services Commission [Member] | Digital Solutions And Other Services [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	324	832	1,249
Digital Solutions Fees [Member] | Digital Solutions And Other Services [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,565	2,564	12,220
Fashion, arts and luxury magazines and advertising services income [Member] | Media And Entertainment [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	13,518	13,376	11,031
Fashion, arts and luxury media licensing and marketing services income [Member] | Media And Entertainment [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4,222	5,483	3,443
Hotel operations, hospitality and VIP services [Member] | Hotel operations, hospitality and VIP services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	27,965	23,132	10,301
Dividend income [Member] | Strategic investments [Member]
Schedule of Analysis of Revenue [Line Items]
Dividend income	8,616	8,681	9,935
Gain related to disposed investments [Member] | Strategic investments [Member]
Schedule of Analysis of Revenue [Line Items]
Gain related to disposed investments			$ 123,634